SEGMENTED INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Silver	$ 0	$ 1,892,000	$ 15,000	$ 4,744,000
Copper	0	2,676,000	9,000	6,479,000
Gold	0	1,484,000	5,000	3,738,000
Penalties, treatment costs and refining charges	0	(1,212,000)	0	(3,005,000)
Total revenue from mining operations	$ 0	$ 4,840,000	$ 29,000	$ 11,956,000